Fair values (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of fair value measurement of assets [abstract]
Fair values measurement

	Carrying amount	Fair value
June 30, 2022		Level 1	Level 2	Level 3	Total
	Financial assets
Financial assets measured at fair value
Derivative financial instruments	1,113	—	1,113	—	1,113
Current portion of fair value of derivative financial instruments	513	—	513	—	513
	1,626

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	29,250	—	29,747	—	29,747
	29,250

	Carrying amount	Fair value
December 31, 2021		Level 1	Level 2	Level 3	Total
	Financial assets
Financial assets measured at fair value
Derivative financial instruments	417	—	417	—	417
	417

	Financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	92	—	92	—	92
	92
Financial liabilities not measured at fair value
Long-term borrowings	31,750	—	32,155	—	32,155
	31,750

Valuation techniques and significant unobservable inputs

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate